Subsequent Events (Detail Textuals) - Subsequent Event - USD ($)	1 Months Ended							3 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	May 15, 2020	Apr. 29, 2020	Apr. 24, 2020	Mar. 31, 2020	Jun. 17, 2020	Apr. 22, 2020
Subsequent Event [Line Items]
Payment of upfront license fee							$ 200,000
Amended and Restated Multi-Draw Credit Agreement
Subsequent Event [Line Items]
Principal amount of credit facility					$ 20,000,000
Credit facility advances		$ 150,000			$ 6,000,000			$ 300,000
Credit facility advances per month	$ 150,000	$ 150,000	$ 150,000
Warrant to purchase number of shares of Common Stock equal to dollar amount					$ 0.50
Price per share of common stock					0.35
Reduced fixed conversion price of common stock					0.25
Conversion price					$ 0.40
Capital Raise					$ 5,000,000
Interest rates per annum		7.00%						7.00%
Maturity date		Oct. 05, 2022						Oct. 05, 2022
Separation Agreement | Douglas Cesario
Subsequent Event [Line Items]
Payment in consideration for restrictive covenants in Separation Agreement					$ 125,000
Options cancelled				325,929
Paycheck Protection Program Promissory Note (PPP Note)
Subsequent Event [Line Items]
Principal amount of promissory Note									$ 116,700
Maturity period of promissory note						2 years
Interest rate						1.00%
Debt forgiveness, CARES Act, description						For purposes of the CARES Act, payroll costs exclude compensation of an individual employee in excess of $100,000, prorated annually. Not more than 25% of the forgiveness amount may be for non-payroll costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages of employees with salaries of $100,000 or less annually are reduced by more than 25%.